Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 45.2%
		Basic Materials: 0.7%
600,000	(1)	Anglo American Capital PLC, 4.125%, 04/15/2021	$612,270	0.2
250,000		ArcelorMittal, 3.600%, 07/16/2024	252,849	0.1
365,000	(1)	Dow Chemical Co/The, 3.150%, 05/15/2024	375,086	0.1
430,000		Eastman Chemical Co., 3.500%, 12/01/2021	439,731	0.2
350,000	(1)	Georgia-Pacific LLC, 5.400%, 11/01/2020	362,100	0.1
			2,042,036	0.7

		Communications: 3.0%
560,000		Alibaba Group Holding Ltd., 2.800%, 06/06/2023	568,692	0.2
1,560,000		AT&T, Inc., 2.800%, 02/17/2021	1,574,004	0.5
561,000		AT&T, Inc., 3.600%, 02/17/2023	585,440	0.2
335,000		AT&T, Inc., 4.050%, 12/15/2023	358,564	0.1
401,000		CBS Corp., 2.500%, 02/15/2023	402,537	0.1
470,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	474,273	0.2
599,000		Cisco Systems, Inc., 2.450%, 06/15/2020	601,209	0.2
713,000		Comcast Corp., 3.450%, 10/01/2021	734,464	0.3
450,000		eBay, Inc., 2.150%, 06/05/2020	450,193	0.2
360,000	(1)	Fox Corp., 4.030%, 01/25/2024	383,225	0.1
280,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	287,120	0.1
185,000	(1)	Sky Ltd., 3.125%, 11/26/2022	191,131	0.1
600,000		TWDC Enterprises 18 Corp., 2.450%, 03/04/2022	609,037	0.2
858,000		Verizon Communications, Inc., 3.125%, 03/16/2022	883,062	0.3
580,000		Viacom, Inc., 4.250%, 09/01/2023	615,461	0.2
			8,718,412	3.0

		Consumer, Cyclical: 3.2%
419,942		American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/2025	434,850	0.2
390,000		American Honda Finance Corp., 2.050%, 01/10/2023	389,671	0.1
360,000		AutoZone, Inc., 4.000%, 11/15/2020	365,459	0.1
400,000	(1)	BMW US Capital LLC, 3.400%, 08/13/2021	409,933	0.1
120,024		Continental Airlines 2012-2 Class B Pass Through Trust, 5.500%, 04/29/2022	122,598	0.0
540,000	(1)	Daimler Finance North America LLC, 2.300%, 01/06/2020	540,097	0.2
460,000	(1)	Daimler Finance North America LLC, 3.400%, 02/22/2022	470,762	0.2
250,000		Delta Air Lines 2019-1 Class A Pass Through Trust, 3.404%, 10/25/2025	261,981	0.1
255,000		Delta Air Lines, Inc., 2.875%, 03/13/2020	255,574	0.1
460,000		Delta Air Lines, Inc., 3.800%, 04/19/2023	477,460	0.2
881,000		Ford Motor Credit Co. LLC, 3.157%, 08/04/2020	883,324	0.3
530,000	(1)	Nissan Motor Acceptance Corp., 2.150%, 09/28/2020	529,292	0.2
340,000		Nordstrom, Inc., 4.750%, 05/01/2020	344,791	0.1
352,000		Ralph Lauren Corp., 2.625%, 08/18/2020	354,276	0.1
330,000	(1)	Toyota Industries Corp., 3.110%, 03/12/2022	336,192	0.1
550,000		Toyota Motor Credit Corp., 3.050%, 01/08/2021	558,398	0.2
73,017		United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	76,452	0.0
432,372		United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/2024	446,165	0.2
521,665		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	549,771	0.2
67,093		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	70,049	0.0
708,000		Walmart, Inc., 2.850%, 06/23/2020	712,740	0.2
718,000		Walmart, Inc., 3.125%, 06/23/2021	734,758	0.3
			9,324,593	3.2

		Consumer, Non-cyclical: 6.6%
545,000		Abbott Laboratories, 2.900%, 11/30/2021	555,016	0.2
165,000		AbbVie, Inc., 2.900%, 11/06/2022	168,279	0.1
83,000		AbbVie, Inc., 3.375%, 11/14/2021	85,100	0.0
547,000		AmerisourceBergen Corp., 3.500%, 11/15/2021	559,043	0.2
1,030,000		Anthem, Inc., 2.500%, 11/21/2020	1,033,798	0.3
480,000		Archer-Daniels-Midland Co., 3.375%, 03/15/2022	496,375	0.2
520,000	(1)	BAT International Finance PLC, 2.750%, 06/15/2020	521,610	0.2
990,000		Becton Dickinson and Co., 2.404%, 06/05/2020	991,149	0.3
690,000	(1)	Bristol-Myers Squibb Co., 2.600%, 05/16/2022	700,628	0.2
970,000		Cardinal Health, Inc., 2.616%, 06/15/2022	975,270	0.3

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
765,000		Cigna Corp., 3.200%, 09/17/2020	$772,588	0.3
315,000		Coca-Cola Co/The, 2.200%, 05/25/2022	317,713	0.1
480,000		Constellation Brands, Inc., 2.250%, 11/06/2020	480,227	0.2
350,000	(2)	CVS Health Corp., 2.625%, 08/15/2024	351,601	0.1
1,047,000		CVS Health Corp., 3.350%, 03/09/2021	1,064,308	0.4
900,000		General Mills, Inc., 3.150%, 12/15/2021	918,472	0.3
770,000		Gilead Sciences, Inc., 1.950%, 03/01/2022	769,959	0.3
226,000		GlaxoSmithKline Capital PLC, 2.875%, 06/01/2022	230,982	0.1
560,000	(1)	Imperial Brands Finance PLC, 2.950%, 07/21/2020	562,119	0.2
470,000		Johnson & Johnson, 1.950%, 11/10/2020	470,288	0.2
715,000		Keurig Dr Pepper, Inc., 3.551%, 05/25/2021	731,016	0.2
278,000		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	294,342	0.1
520,000		Kraft Heinz Foods Co., 2.800%, 07/02/2020	520,966	0.2
440,000		McKesson Corp., 3.650%, 11/30/2020	447,269	0.1
440,000	(1)	Mondelez International Holdings Netherlands BV, 2.125%, 09/19/2022	439,133	0.1
150,000	(1)	Mylan, Inc., 3.125%, 01/15/2023	151,665	0.0
540,000		Novartis Capital Corp., 2.400%, 09/21/2022	549,099	0.2
345,000		PayPal Holdings, Inc., 2.200%, 09/26/2022	346,042	0.1
350,000		Pfizer, Inc., 2.800%, 03/11/2022	356,819	0.1
882,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	886,350	0.3
270,000		Stryker Corp., 2.625%, 03/15/2021	272,066	0.1
330,000	(1)	Takeda Pharmaceutical Co. Ltd., 4.000%, 11/26/2021	341,775	0.1
422,000		Thermo Fisher Scientific, Inc., 4.500%, 03/01/2021	437,187	0.1
495,000		Unilever Capital Corp., 3.000%, 03/07/2022	507,667	0.2
165,000		UnitedHealth Group, Inc., 2.375%, 08/15/2024	166,172	0.1
486,000		UnitedHealth Group, Inc., 3.350%, 07/15/2022	503,753	0.2
555,000		Zoetis, Inc., 3.250%, 08/20/2021	564,915	0.2
			19,540,761	6.6

		Energy: 3.4%
210,000	(1)	BG Energy Capital PLC, 4.000%, 10/15/2021	217,659	0.1
569,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	591,268	0.2
560,000		BP Capital Markets America, Inc., 4.742%, 03/11/2021	582,539	0.2
580,000		Canadian Natural Resources Ltd., 2.950%, 01/15/2023	590,949	0.2
410,000		Columbia Pipeline Group, Inc., 3.300%, 06/01/2020	412,352	0.1
880,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 5.875%, 03/01/2022	941,649	0.3
280,000		Enterprise Products Operating LLC, 2.800%, 02/15/2021	282,722	0.1
690,000		Enterprise Products Operating LLC, 2.850%, 04/15/2021	697,550	0.2
350,000		Enterprise Products Operating LLC, 5.200%, 09/01/2020	359,684	0.1
350,000		Husky Energy, Inc., 3.950%, 04/15/2022	361,186	0.1
770,000		Kinder Morgan Energy Partners L.P., 5.000%, 10/01/2021	805,504	0.3
600,000		Occidental Petroleum Corp., 2.700%, 08/15/2022	605,500	0.2
315,000		ONEOK Partners L.P., 3.375%, 10/01/2022	322,791	0.1
570,000		Sabine Pass Liquefaction LLC, 5.625%, 02/01/2021	588,957	0.2
470,000	(1)	Schlumberger Finance Canada Ltd., 2.200%, 11/20/2020	470,132	0.2
1,186,000		Shell International Finance BV, 1.750%, 09/12/2021	1,184,225	0.4
560,000	(2)	Total Capital International SA, 2.218%, 07/12/2021	562,898	0.2
470,000		TransCanada PipeLines Ltd., 2.125%, 11/15/2019	469,842	0.2
			10,047,407	3.4

		Financial: 17.6%
340,000	(1)	ABN AMRO Bank NV, 2.450%, 06/04/2020	340,561	0.1
390,000	(1)	ABN AMRO Bank NV, 3.400%, 08/27/2021	398,564	0.1
1,000,000		American International Group, Inc., 3.300%, 03/01/2021	1,015,988	0.3
1,000,000		American Express Co., 3.375%, 05/17/2021	1,020,275	0.3
420,000	(1)	ANZ New Zealand Int'l Ltd./London, 2.200%, 07/17/2020	420,738	0.1
740,000		Aon Corp., 5.000%, 09/30/2020	761,030	0.3
440,000		Assurant, Inc., 4.200%, 09/27/2023	460,555	0.2
620,000	(1),(2)	Athene Global Funding, 2.750%, 04/20/2020	622,219	0.2
400,000		Banco Santander SA, 3.500%, 04/11/2022	410,673	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,426,000		Bank of America Corp., 2.151%, 11/09/2020	$1,426,166	0.5
593,000	(3)	Bank of America Corp., 2.369%, 07/21/2021	594,073	0.2
916,000	(3)	Bank of America Corp., 3.004%, 12/20/2023	936,006	0.3
390,000		Bank of New York Mellon Corp./The, 1.950%, 08/23/2022	390,170	0.1
180,000		Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	184,924	0.1
850,000		Bank of New York Mellon Corp., 2.600%, 08/17/2020	854,139	0.3
250,000		Bank of Nova Scotia/The, 2.450%, 03/22/2021	251,831	0.1
350,000		Bank of Nova Scotia/The, 3.125%, 04/20/2021	355,853	0.1
450,000	(1)	Banque Federative du Credit Mutuel SA, 2.200%, 07/20/2020	450,619	0.2
250,000	(1)	BPCE SA, 2.750%, 01/11/2023	254,288	0.1
270,000	(3)	Canadian Imperial Bank of Commerce, 2.606%, 07/22/2023	271,748	0.1
670,000		Canadian Imperial Bank of Commerce, 2.700%, 02/02/2021	676,546	0.2
720,000		Capital One Financial Corp., 3.200%, 01/30/2023	739,475	0.2
395,000		Charles Schwab Corp./The, 2.650%, 01/25/2023	402,559	0.1
1,000,000		Citibank NA, 3.400%, 07/23/2021	1,024,557	0.3
582,000		Citigroup, Inc., 2.900%, 12/08/2021	590,968	0.2
460,000	(1)	Commonwealth Bank of Australia, 2.250%, 03/10/2020	460,481	0.2
625,000		BBVA USA, 3.500%, 06/11/2021	635,490	0.2
294,000		Cooperatieve Rabobank UA, 3.950%, 11/09/2022	306,416	0.1
480,000		Cooperatieve Rabobank UA/NY, 2.500%, 01/19/2021	482,887	0.2
270,000		Cooperatieve Rabobank UA/NY, 3.125%, 04/26/2021	274,712	0.1
950,000		Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/2020	959,148	0.3
355,000	(1)	Danske Bank A/S, 2.000%, 09/08/2021	352,678	0.1
425,000	(1)	Danske Bank A/S, 2.800%, 03/10/2021	427,379	0.1
455,000	(1),(3)	Danske Bank A/S, 3.001%, 09/20/2022	456,780	0.2
260,000	(1)	Federation des Caisses Desjardins du Quebec, 2.250%, 10/30/2020	260,710	0.1
450,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020	449,025	0.2
445,000	(1)	HSBC Bank PLC, 4.125%, 08/12/2020	453,077	0.2
727,000		HSBC Holdings PLC, 3.400%, 03/08/2021	738,329	0.2
134,000		HSBC USA, Inc., 5.000%, 09/27/2020	137,716	0.0
615,000		Huntington National Bank/The, 3.250%, 05/14/2021	625,534	0.2
900,000	(1)	ING Bank NV, 2.700%, 08/17/2020	905,352	0.3
287,000		ING Groep NV, 3.150%, 03/29/2022	293,578	0.1
450,000		Intercontinental Exchange, Inc., 3.450%, 09/21/2023	471,441	0.2
510,000		JPMorgan Chase & Co., 2.550%, 03/01/2021	513,436	0.2
280,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	289,345	0.1
421,000		JPMorgan Chase & Co., 4.500%, 01/24/2022	444,628	0.2
1,480,000	(3)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	1,482,549	0.5
2,853,000		Kreditanstalt fuer Wiederaufbau, 4.000%, 01/27/2020	2,871,192	1.0
440,000		Lloyds Bank PLC, 2.250%, 08/14/2022	439,728	0.1
465,000	(1)	Lloyds Bank PLC, 6.500%, 09/14/2020	481,445	0.2
320,000		Marsh & McLennan Cos, Inc., 3.500%, 12/29/2020	325,191	0.1
460,000		Marsh & McLennan Cos, Inc., 4.050%, 10/15/2023	489,962	0.2
840,000		Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/2021	839,045	0.3
200,000		Mitsubishi UFJ Financial Group, Inc., 2.623%, 07/18/2022	201,688	0.1
320,000	(1)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	321,448	0.1
860,000		Morgan Stanley, 2.750%, 05/19/2022	872,681	0.3
1,566,000		Morgan Stanley, 5.500%, 07/28/2021	1,661,625	0.6
250,000		MUFG Union Bank NA, 3.150%, 04/01/2022	256,248	0.1
300,000		National Australia Bank Ltd./New York, 2.500%, 05/22/2022	303,814	0.1
330,000	(1)	Nationwide Building Society, 2.350%, 01/21/2020	330,148	0.1
380,000	(1)	Nationwide Financial Services, Inc., 5.375%, 03/25/2021	393,852	0.1
345,000	(1)	Nordea Bank ABP, 4.875%, 05/13/2021	357,106	0.1
470,000		PNC Financial Services Group, Inc./The, 3.500%, 01/23/2024	496,895	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
540,000	(1)	Protective Life Global Funding, 2.161%, 09/25/2020	$540,681	0.2
225,000		Royal Bank of Canada, 2.949%, (US0003M + 0.660%), 10/05/2023	225,823	0.1
553,000		Royal Bank of Canada, 3.700%, 10/05/2023	585,420	0.2
569,000		Royal Bank of Scotland Group PLC, 3.875%, 09/12/2023	587,594	0.2
1,386,000		Royal Bank of Scotland Group PLC, 6.400%, 10/21/2019	1,389,051	0.5
320,000		Santander Holdings USA, Inc., 4.450%, 12/03/2021	334,323	0.1
595,000		Skandinaviska Enskilda Banken AB, 1.875%, 09/13/2021	592,592	0.2
710,000	(2)	Skandinaviska Enskilda Banken AB, 2.300%, 03/11/2020	710,359	0.2
730,000		Sumitomo Mitsui Banking Corp., 2.514%, 01/17/2020	730,802	0.2
594,000		Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/2021	599,473	0.2
913,000		SunTrust Bank/Atlanta GA, 2.250%, 01/31/2020	913,249	0.3
825,000		Svenska Handelsbanken AB, 3.350%, 05/24/2021	841,825	0.3
525,000	(1)	Swiss Re Treasury US Corp., 2.875%, 12/06/2022	534,656	0.2
722,000		Toronto-Dominion Bank/The, 3.250%, 06/11/2021	737,367	0.2
1,063,000	(1)	UBS AG/London, 2.200%, 06/08/2020	1,063,218	0.4
860,000	(1)	UBS Group Funding Switzerland AG, 2.950%, 09/24/2020	867,553	0.3
340,000		US Bank NA/Cincinnati OH, 2.442%, (US0003M + 0.290%), 05/21/2021	340,272	0.1
350,000		US Bank NA/Cincinnati OH, 3.000%, 02/04/2021	354,411	0.1
1,410,000	(3)	Wells Fargo Bank NA, 3.325%, 07/23/2021	1,422,985	0.5
880,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	905,690	0.3
500,000		Westpac Banking Corp., 2.100%, 05/13/2021	500,424	0.2
250,000		XLIT Ltd., 4.450%, 03/31/2025	271,706	0.1
			51,966,758	17.6

		Industrial: 2.4%
530,000		Amphenol Corp., 2.200%, 04/01/2020	530,223	0.2
385,000		Caterpillar Financial Services Corp., 2.650%, 05/17/2021	389,274	0.1
405,000		Caterpillar Financial Services Corp., 2.850%, 05/17/2024	416,921	0.1
470,000		Caterpillar Financial Services Corp., 2.950%, 02/26/2022	481,254	0.2
380,000		Caterpillar Financial Services Corp., 3.650%, 12/07/2023	403,580	0.1
350,000		FedEx Corp., 3.400%, 01/14/2022	358,995	0.1
175,000		General Electric Co., 2.200%, 01/09/2020	174,803	0.1
360,000		John Deere Capital Corp., 2.950%, 04/01/2022	369,082	0.1
348,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.650%, 07/29/2021	356,154	0.1
523,000	(1)	Rolls-Royce PLC, 2.375%, 10/14/2020	523,664	0.2
430,000		Roper Technologies, Inc., 3.125%, 11/15/2022	441,749	0.2
289,000		Ryder System, Inc., 3.500%, 06/01/2021	295,325	0.1
300,000	(1)	Siemens Financieringsmaatschappij NV, 2.200%, 03/16/2020	300,158	0.1
410,000	(1)	SMBC Aviation Capital Finance DAC, 4.125%, 07/15/2023	431,242	0.1
950,000		United Parcel Service, Inc., 2.050%, 04/01/2021	950,980	0.3
500,000		United Technologies Corp., 3.100%, 06/01/2022	514,934	0.2
286,000		United Technologies Corp., 3.350%, 08/16/2021	293,461	0.1
			7,231,799	2.4

		Technology: 3.2%
620,000		Activision Blizzard, Inc., 2.300%, 09/15/2021	621,749	0.2
670,000		Analog Devices, Inc., 2.950%, 01/12/2021	675,195	0.2
1,000,000		Apple, Inc., 1.800%, 09/11/2024	994,310	0.3
1,230,000		Applied Materials, Inc., 2.625%, 10/01/2020	1,237,265	0.4
545,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.375%, 01/15/2020	545,006	0.2
352,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	363,038	0.1
380,000		Electronic Arts, Inc., 3.700%, 03/01/2021	387,561	0.1
445,000		Fiserv, Inc., 2.750%, 07/01/2024	453,104	0.2
230,000		Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	232,995	0.1
355,000		HP, Inc., 4.300%, 06/01/2021	366,910	0.1
460,000		IBM Credit LLC, 2.650%, 02/05/2021	464,234	0.2
1,053,000		Intel Corp., 2.450%, 07/29/2020	1,057,170	0.4

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
315,000		International Business Machines Corp., 2.850%, 05/13/2022	$322,028	0.1
680,000		NVIDIA Corp., 2.200%, 09/16/2021	681,704	0.2
875,000		salesforce.com, Inc., 3.250%, 04/11/2023	913,432	0.3
280,000		Texas Instruments, Inc., 2.750%, 03/12/2021	283,399	0.1
			9,599,100	3.2

		Utilities: 5.1%
425,000		Arizona Public Service Co., 3.350%, 06/15/2024	446,016	0.1
466,000		Berkshire Hathaway Energy Co., 2.375%, 01/15/2021	468,371	0.2
465,000		Black Hills Corp., 5.875%, 07/15/2020	477,879	0.2
375,000		Consumers Energy Co., 3.375%, 08/15/2023	393,132	0.1
720,000		Dominion Energy, Inc., 2.579%, 07/01/2020	721,716	0.2
525,000		Dominion Energy, Inc., 2.715%, 08/15/2021	528,668	0.2
490,000		DTE Energy Co., 2.600%, 06/15/2022	495,029	0.2
1,125,000		Duke Energy Corp., 1.800%, 09/01/2021	1,120,284	0.4
385,000		Duke Energy Ohio, Inc., 3.800%, 09/01/2023	408,637	0.1
290,000		Duke Energy Progress LLC, 3.375%, 09/01/2023	304,609	0.1
310,000		Edison International, 2.125%, 04/15/2020	309,426	0.1
268,000	(1)	Electricite de France SA, 2.350%, 10/13/2020	268,748	0.1
250,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	267,526	0.1
250,000		Entergy Louisiana LLC, 3.300%, 12/01/2022	258,856	0.1
255,000		Evergy, Inc., 4.850%, 06/01/2021	263,822	0.1
460,000		Eversource Energy, 2.500%, 03/15/2021	461,563	0.2
320,000		Exelon Generation Co. LLC, 2.950%, 01/15/2020	320,453	0.1
380,000		FirstEnergy Corp., 4.250%, 03/15/2023	402,192	0.1
470,000		Fortis, Inc./Canada, 2.100%, 10/04/2021	468,575	0.2
550,000		Georgia Power Co., 2.000%, 03/30/2020	549,516	0.2
470,000		Georgia Power Co., 2.000%, 09/08/2020	469,525	0.2
835,000		National Rural Utilities Cooperative Finance Corp., 2.300%, 09/15/2022	839,338	0.3
310,000		NextEra Energy Capital Holdings, Inc., 2.403%, 09/01/2021	312,046	0.1
215,000		NextEra Energy Capital Holdings, Inc., 3.150%, 04/01/2024	222,249	0.1
325,000	(1)	Niagara Mohawk Power Corp., 2.721%, 11/28/2022	329,710	0.1
524,000		PNM Resources, Inc., 3.250%, 03/09/2021	529,085	0.2
658,000		Public Service Enterprise Group, Inc., 1.600%, 11/15/2019	657,446	0.2
365,000		San Diego Gas & Electric Co., 3.000%, 08/15/2021	369,598	0.1
580,000		Sempra Energy, 1.625%, 10/07/2019	579,947	0.2
460,000		Sempra Energy, 2.400%, 02/01/2020	460,063	0.1
369,000		Southern California Edison Co., 2.400%, 02/01/2022	370,257	0.1
330,000		Southern Co. Gas Capital Corp., 2.450%, 10/01/2023	331,458	0.1
150,000		Wisconsin Power & Light Co., 2.250%, 11/15/2022	150,080	0.0
610,000		Wisconsin Public Service Corp., 3.350%, 11/21/2021	627,241	0.2
			15,183,061	5.1

	Total Corporate Bonds/Notes
	(Cost $132,146,339)		133,653,927	45.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.7%
1,885,011		Fannie Mae REMICS 2006-43-FJ, 2.428%, (US0001M + 0.410%), 06/25/2036	1,886,714	0.6
1,306,228		Fannie Mae REMICS 2007-14 PF, 2.208%, (US0001M + 0.190%), 03/25/2037	1,292,699	0.4
530,024		Fannie Mae REMICS 2010-123 FL, 2.448%, (US0001M + 0.430%), 11/25/2040	530,439	0.2
2,145,588		Fannie Mae REMICS 2011-51 FM, 2.668%, (US0001M + 0.650%), 06/25/2041	2,158,566	0.7
195,430		Fannie Mae REMICS 2011-96 FN, 2.518%, (US0001M + 0.500%), 10/25/2041	196,084	0.1
1,639,664		Fannie Mae REMICS 2010-136 FG, 2.518%, (US0001M + 0.500%), 12/25/2030	1,642,531	0.6
2,809,058		Fannie Mae REMICS 2011-68 F, 2.288%, (US0001M + 0.270%), 07/25/2031	2,807,172	0.9
221,143	(1),(3)	Flagstar Mortgage Trust 2017-2 A3, 3.500%, 10/25/2047	223,225	0.1
638,164	(3)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.607%, 10/25/2046	645,187	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,908,439		Ginnie Mae Series 2012-H31 FD, 2.569%, (US0001M + 0.340%), 12/20/2062	$2,898,751	1.0
801,644		Ginnie Mae Series 2016-H08 FT, 2.949%, (US0001M + 0.720%), 02/20/2066	806,053	0.3
436,203	(1),(3)	Sequoia Mortgage Trust 2014-3 B3, 3.938%, 10/25/2044	453,661	0.1
443,646	(1),(3)	Sequoia Mortgage Trust 2014-4 B3, 3.862%, 11/25/2044	458,801	0.2
606,996	(1),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	618,872	0.2
233,653	(3)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 4.505%, 06/25/2034	238,199	0.1

	Total Collateralized Mortgage Obligations
	(Cost $16,805,573)		16,856,954	5.7

U.S. TREASURY OBLIGATIONS: 19.9%
		U.S. Treasury Notes: 19.9%
1,000		1.500%,08/31/2021	997	0.0
27,680,000		1.500%,07/15/2020	27,604,312	9.4
5,799,000		1.500%,09/30/2021	5,785,479	2.0
23,489,000		1.500%,09/15/2022	23,447,711	7.9
1,913,000		1.500%,09/30/2024	1,905,978	0.6

	Total U.S. Treasury Obligations
	(Cost $58,720,093)		58,744,477	19.9

COMMERCIAL MORTGAGE-BACKED SECURITIES: 8.3%
6,884,437	(3),(4)	BANK 2017-BNK5 XA, 1.226%, 06/15/2060	401,745	0.1
651,965	(3)	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 C, 5.055%, 09/11/2042	653,673	0.2
886,217	(1),(3)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 D, 5.919%, 04/12/2038	904,342	0.3
200,000	(3)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.262%, 11/10/2046	216,475	0.1
680,235		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/2048	699,994	0.2
85,295		COMM 2012-LC4 A4, 3.288%, 12/10/2044	86,919	0.0
1,150,000		COMM 2013-LC6 B Mortgage Trust, 3.739%, 01/10/2046	1,191,009	0.4
1,690,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 B, 3.258%, (US0001M + 1.230%), 05/15/2036	1,691,996	0.6
780,000	(1),(3)	DBUBS 2011-LC1A E, 5.885%, 11/10/2046	808,334	0.3
123,896	(3)	Ginnie Mae 2011-53 B, 3.983%, 05/16/2051	126,878	0.0
719,822		Ginnie Mae 2014-168 DA, 2.400%, 06/16/2046	720,620	0.2
184,699		Ginnie Mae 2014-54 AC, 2.874%, 02/16/2049	185,733	0.1
704,486		Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	703,920	0.2
144,921	(3)	Ginnie Mae 2015-21 AF, 2.077%, 07/16/2048	144,056	0.0
377,273		Ginnie Mae 2015-81 AC, 2.400%, 01/16/2056	377,629	0.1
445,627		Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	440,571	0.2
182,248		Ginnie Mae 2016-86 AB, 2.500%, 09/16/2056	182,515	0.1
609,158		Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	607,934	0.2
246,307		Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	245,848	0.1
373,696		Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	373,960	0.1
890,252		Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	888,685	0.3
864,065		Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	864,804	0.3
980,000	(1),(3)	GRACE 2014-GRCE E Mortgage Trust, 3.710%, 06/10/2028	991,295	0.3
530,000	(1)	GS Mortgage Securities Corp. Trust 2017-GPTX B, 3.104%, 05/10/2034	531,397	0.2
1,320,000	(1),(3)	GS Mortgage Securities Trust 2011-GC3 D, 5.825%, 03/10/2044	1,375,013	0.5
760,000	(1),(3)	GS Mortgage Securities Trust 2012-GC6 C, 5.840%, 01/10/2045	803,611	0.3
2,710,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.554%, 08/15/2046	2,844,369	1.0
910,000	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 B, 3.674%, 12/15/2047	944,102	0.3
4,526		JPMBB Commercial Mortgage Securities Trust 2 2014-C19 A2, 3.046%, 04/15/2047	4,579	0.0
455,281		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A3, 3.669%, 02/15/2047	462,634	0.2
1,210,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 D, 5.554%, 09/15/2047	1,254,225	0.4
960,000	(1),(3)	Morgan Stanley Capital I Trust 2014-CPT E, 3.560%, 07/13/2029	970,071	0.3

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
620,000	(1)	Morgan Stanley Capital I, Inc. 2019-BPR A, 3.428%, (US0001M + 1.400%), 05/15/2036	$620,371	0.2
750,000	(3)	TIAA Seasoned Commercial Mortgage Trust 2007-C4 C, 5.483%, 08/15/2039	752,741	0.3
490,000	(1),(3)	Wells Fargo Commercial Mortgage Trust 2010-C1 B, 5.276%, 11/15/2043	501,888	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $24,608,384)		24,573,936	8.3

ASSET-BACKED SECURITIES: 16.8%
		Automobile Asset-Backed Securities: 7.7%
600,000		Ally Auto Receivables Trust 2018-3 A4, 3.120%, 07/17/2023	614,023	0.2
312,437		Ally Auto Receivables Trust 2019-1 A2, 2.850%, 03/15/2022	313,417	0.1
200,000		Ally Auto Receivables Trust 2019-1 A4, 3.020%, 04/15/2024	205,530	0.1
750,000		Americredit Automobile Receivables Trust 2019-1 B, 3.130%, 02/18/2025	764,262	0.3
600,000		AmeriCredit Automobile Receivables Trust 2019-3 B, 2.130%, 07/18/2025	600,463	0.2
400,000		Capital One Prime Auto Receivables Trust 2019-1 A4, 2.560%, 10/15/2024	408,067	0.1
750,000		CarMax Auto Owner Trust 2017-1 A4, 2.270%, 09/15/2022	752,804	0.3
750,000		CarMax Auto Owner Trust 2017-3 A4, 2.220%, 11/15/2022	752,946	0.3
1,028,342		Carmax Auto Owner Trust 2019-1 A2A, 3.020%, 07/15/2022	1,033,491	0.3
150,000		Carmax Auto Owner Trust 2019-3 A4, 2.300%, 04/15/2025	151,670	0.1
650,000		Ford Credit Auto Lease Trust 2018-B A4, 3.300%, 02/15/2022	661,035	0.2
300,000		GM Financial Automobile Leasing Trust 2018-1 A4, 2.680%, 12/20/2021	301,153	0.1
650,000		GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	652,458	0.2
400,000		GM Financial Automobile Leasing Trust 2018-3 A4, 3.300%, 07/20/2022	405,472	0.1
476,070		GM Financial Consumer Automobile Receivables Trust 2019-2 D, 2.660%, 06/16/2022	478,086	0.2
500,000		GM Financial Consumer Automobile Receivables Trust 2019-3 A3, 2.180%, 04/16/2024	503,216	0.2
650,000		Honda Auto Receivables 2018-4 A4 Owner Trust, 3.300%, 07/15/2025	672,461	0.2
550,000		Honda Auto Receivables 2019-3 A3 Owner Trust, 1.780%, 08/15/2023	549,091	0.2
250,000	(1)	Hyundai Auto Lease Securitization Trust 2019-B A4, 2.030%, 06/15/2023	250,001	0.1
400,000		Hyundai Auto Receivables Trust 2017-A A4, 2.090%, 04/17/2023	400,088	0.1
950,000		Hyundai Auto Receivables Trust 2017-B A4, 1.960%, 02/15/2023	949,576	0.3
938,167		Mercedes-Benz Auto Lease Trust 2019-A A2, 3.010%, 02/16/2021	940,809	0.3
400,000		Mercedes-Benz Auto Lease Trust 2019-A A4, 3.250%, 10/15/2024	407,671	0.1
450,000		Mercedes-Benz Auto Receivables Trust 2018-1 A4, 3.150%, 10/15/2024	463,344	0.2
650,000		Nissan Auto Receivables 2017-C A4 Owner Trust, 2.280%, 02/15/2024	653,008	0.2
500,000		Nissan Auto Receivables 2018-C A4 Owner Trust, 3.270%, 06/16/2025	520,168	0.2
100,000		Nissan Auto Receivables 2019-A A2A Owner Trust, 2.820%, 01/18/2022	100,408	0.0
1,450,000	(1)	OSCAR US Funding Trust VII LLC 2017-2A A3, 2.450%, 12/10/2021	1,451,471	0.5
850,000		Santander Drive Auto Receivables Trust 2019-2 B, 2.790%, 01/16/2024	860,122	0.3
650,000	(1)	Santander Retail Auto Lease Trust 2017-A A4, 2.370%, 01/20/2022	651,173	0.2
100,000	(1)	Santander Retail Auto Lease Trust 2019-A A2, 2.720%, 01/20/2022	100,692	0.0
500,000	(1)	Santander Retail Auto Lease Trust 2019-B A3, 2.300%, 01/20/2023	503,141	0.2
500,000	(1)	Santander Retail Auto Lease Trust 2019-B A4, 2.380%, 08/21/2023	503,812	0.2
1,100,000		Santander Drive Auto Receivables Trust 2019-3 A3, 2.160%, 11/15/2022	1,100,471	0.4
949,887	(1)	Tesla Auto Lease Trust 2018-B A, 3.710%, 08/20/2021	965,398	0.3
509,000		Toyota Auto Receivables 2017-B Owner Trust A4, 2.050%, 09/15/2022	509,599	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
650,000		Toyota Auto Receivables 2017-C A4 Owner Trust, 1.980%, 12/15/2022	$650,281	0.2
950,000		Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	949,445	0.3
			22,750,323	7.7

		Credit Card Asset-Backed Securities: 1.1%
650,000		American Express Credit Account Master Trust 2017-1 B, 2.100%, 09/15/2022	649,613	0.2
1,000,000		BA Credit Card Trust 2019-A1 A1, 1.740%, 01/15/2025	997,121	0.4
1,550,000	(1)	Evergreen Credit Card Trust Series 2018-1 A, 2.950%, 03/15/2023	1,573,878	0.5
			3,220,612	1.1

		Home Equity Asset-Backed Securities: 0.0%
7,935		Chase Funding Loan Acquisition Trust Series 2003-C2 1A, 4.750%, 12/25/2019	7,927	0.0

		Other Asset-Backed Securities: 8.0%
840,000	(1)	Apidos Clo XXV 2016-25A A1R, 3.448%, (US0003M + 1.170%), 10/20/2031	838,704	0.3
700,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 3.533%, (US0003M + 1.230%), 01/15/2030	683,211	0.2
250,000	(1)	Babson CLO Ltd. 2017-1A A2, 3.650%, (US0003M + 1.350%), 07/18/2029	246,441	0.1
250,000	(1)	Bain Capital Credit CLO 2017-1A A2, 3.628%, (US0003M + 1.350%), 07/20/2030	247,406	0.1
580,000	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 3.553%, (US0003M + 1.250%), 07/15/2029	580,015	0.2
250,000	(1)	Carbone CLO Ltd. 2017-1A A1, 3.418%, (US0003M + 1.140%), 01/20/2031	248,812	0.1
500,000	(1)	Carlyle Global Market Strategies CLO 2014-2RA A1 Ltd., 3.208%, (US0003M + 1.050%), 05/15/2031	496,854	0.2
620,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 3.553%, (US0003M + 1.250%), 10/17/2030	620,002	0.2
750,000	(1)	CIFC Funding 2013-2A A1LR, 3.510%, (US0003M + 1.210%), 10/18/2030	749,999	0.2
600,000	(1)	CIFC Funding 2017-4 A1, 3.533%, (US0003M + 1.250%), 10/24/2030	600,250	0.2
600,000	(1)	CIFC Funding 2018-4A A1 Ltd., 3.453%, (US0003M + 1.150%), 10/17/2031	596,639	0.2
600,000	(1)	Clear Creek CLO Ltd. 2015-1A AR, 3.478%, (US0003M + 1.200%), 10/20/2030	599,992	0.2
400,000		CNH Equipment Trust 2017-B A4, 2.170%, 04/17/2023	401,167	0.1
250,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 3.458%, (US0003M + 1.180%), 10/20/2030	249,782	0.1
680,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 3.513%, (US0003M + 1.210%), 10/15/2030	679,993	0.2
250,000	(1)	Dryden 55 CLO Ltd. 2018-55A A1, 3.323%, (US0003M + 1.020%), 04/15/2031	248,472	0.1
1,120,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 3.653%, (US0003M + 1.350%), 04/15/2028	1,108,614	0.4
480,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 3.358%, (US0003M + 1.200%), 08/15/2030	479,907	0.2
300,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 3.528%, (US0003M + 1.250%), 01/20/2030	293,050	0.1
750,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 3.503%, (US0003M + 1.220%), 07/24/2030	750,008	0.2
500,000	(1)	Galaxy XV CLO Ltd. 2013-15A AR, 3.503%, (US0003M + 1.200%), 10/15/2030	498,916	0.2
300,000	(1)	Goldentree Loan Management US Clo 2 Ltd. 2017-2A A, 3.428%, (US0003M + 1.150%), 11/28/2030	299,722	0.1
439,822	(1)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	469,677	0.2
600,000	(1)	LCM 26A A2 Ltd., 3.528%, (US0003M + 1.250%), 01/20/2031	588,121	0.2
480,000	(1)	LoanCore 2019-CRE2 A Issuer Ltd., 3.158%, (US0001M + 1.130%), 05/09/2036	480,151	0.2
400,000	(1)	Octagon Investment Partners 33 Ltd. 2017-1A A1, 3.468%, (US0003M + 1.190%), 01/20/2031	399,444	0.1
500,000	(1)	Octagon Investment Partners Ltd. 2017-1A A2, 3.653%, (US0003M + 1.350%), 07/15/2029	493,190	0.2
500,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.678%, (US0003M + 1.375%), 07/15/2029	491,049	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
400,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 3.653%, (US0003M + 1.350%), 07/19/2030	$392,375	0.1
750,000	(1)	OHA Loan Funding Ltd. 2015-1A AR, 3.568%, (US0003M + 1.410%), 08/15/2029	750,466	0.2
500,000	(1)	Palmer Square CLO 2013-2A AARR Ltd., 3.503%, (US0003M + 1.200%), 10/17/2031	498,235	0.2
700,000	(1)	Palmer Square CLO 2015-2A A1AR Ltd., 3.548%, (US0003M + 1.270%), 07/20/2030	699,710	0.2
275,000	(1)	Palmer Square CLO 2015-2A A1BR Ltd., 3.628%, (US0003M + 1.350%), 07/20/2030	272,938	0.1
634,790	(1)	SoFi Consumer Loan Program 2019-2 A Trust, 3.010%, 04/25/2028	640,257	0.2
547,572	(1)	SoFi Consumer Loan Program 2019-3 A Trust, 2.900%, 05/25/2028	551,638	0.2
400,000	(1)	TCI-Flatiron Clo 2017-1A A Ltd., 3.324%, (US0003M + 1.200%), 11/18/2030	399,507	0.1
500,000	(1)	TCI-Symphony CLO 2017-1A A Ltd., 3.533%, (US0003M + 1.230%), 07/15/2030	499,925	0.2
600,000	(1)	THL Credit Wind River 2013-2A AR CLO Ltd., 3.530%, (US0003M + 1.230%), 10/18/2030	598,187	0.2
570,000	(1)	THL Credit Wind River 2017-2A A CLO Ltd., 3.508%, (US0003M + 1.230%), 07/20/2030	569,566	0.2
600,000	(1)	THL Credit Wind River 2018-2 A A2Clo Ltd., 3.753%, (US0003M + 1.450%), 07/15/2030	593,208	0.2
600,000	(1)	THL Credit Wind River 2019-2A A2 Clo Ltd., 3.735%, (US0003M + 1.650%), 01/15/2033	600,000	0.2
800,000	(1)	Trafigura Securitisation Finance PLC 2018-1A A2, 3.730%, 03/15/2022	816,981	0.3
250,000	(1)	Venture 34 CLO Ltd. 2018-34A A, 3.533%, (US0003M + 1.230%), 10/15/2031	248,573	0.1
600,000		Verizon Owner Trust 2018-A A1A, 3.230%, 04/20/2023	611,838	0.2
450,000	(1)	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/2021	450,274	0.1
			23,633,266	8.0

	Total Asset-Backed Securities
	(Cost $49,413,560)		49,612,128	16.8

SUPRANATIONAL BONDS: 0.1%
179,000		European Investment Bank, 1.750%, 05/15/2020	178,769	0.1

	Total Supranational Bonds
	(Cost $178,474)		178,769	0.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
		Federal Home Loan Mortgage Corporation: 0.0%(5)
4		4.625%, (H15T1Y + 1.997%),07/01/2024	4	0.0

		Uniform Mortgage-Backed Security: 0.0%
32,939		6.500%,10/01/2022	36,713	0.0
22,790		6.500%,10/01/2032	25,481	0.0
14,540		7.000%,10/01/2032	14,687	0.0
			76,881	0.0

	Total U.S. Government Agency Obligations
	(Cost $71,498)		76,885	0.0

	Total Long-Term Investments
	(Cost $281,943,921)		283,697,076	96.0

SHORT-TERM INVESTMENTS: 4.0%
		Repurchase Agreements: 0.6%
709,315	(6)	Bank of Montreal, Repurchase Agreement dated 09/30/19, 2.30%, due 10/01/19 (Repurchase Amount $709,360, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $723,501, due 10/10/19-05/15/45)	709,315	0.2
1,000,000	(6)	Guggenheim Securities LLC, Repurchase Agreement dated 09/30/19, 2.42%, due 10/01/19 (Repurchase Amount $1,000,066, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $1,020,000, due 08/15/22-06/20/69)	1,000,000	0.3

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
159,307	(6)	TD Securities (USA) LLC, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $159,317, collateralized by various U.S. Government Agency Obligations, 3.500%-5.000%, Market Value plus accrued interest $162,493, due 05/01/47-09/01/49)	$159,307	0.1
			1,868,622	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.4%
10,003,000	(7) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.840%
	(Cost $10,003,000)	10,003,000	3.4

	Total Short-Term Investments
	(Cost $11,871,622)	11,871,622	4.0

	Total Investments in Securities (Cost $293,815,543)	$295,568,698	100.0
	Liabilities in Excess of Other Assets	(147,074)	–
	Net Assets	$295,421,624	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2019.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(6)	Represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of September 30, 2019.

Reference Rate Abbreviations:
H15T1Y	U.S. Treasury 1-Year Constant Maturity
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$133,653,927	$–	$133,653,927
Collateralized Mortgage Obligations	–	16,856,954	–	16,856,954
Asset-Backed Securities	–	49,612,128	–	49,612,128
Commercial Mortgage-Backed Securities	–	24,573,936	–	24,573,936
Supranational Bonds	–	178,769	–	178,769
U.S. Government Agency Obligations	–	76,885	–	76,885
U.S. Treasury Obligations	–	58,744,477	–	58,744,477
Short-Term Investments	10,003,000	1,868,622	–	11,871,622
Total Investments, at fair value	$10,003,000	$285,565,698	$–	$295,568,698
Other Financial Instruments+
Futures	73,156	–	–	73,156
Total Assets	$10,076,156	$285,565,698	$–	$295,641,854
Liabilities Table
Other Financial Instruments+
Futures	$(188,865)	$–	$–	$(188,865)
Total Liabilities	$(188,865)	$–	$–	$(188,865)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2019, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	408	12/31/19	$87,924,000	$(188,865)
			$87,924,000	$(188,865)
Short Contracts:
U.S. Treasury 10-Year Note	(6)	12/19/19	(781,875)	8,785
U.S. Treasury 5-Year Note	(124)	12/31/19	(14,774,406)	64,371
			$(15,556,281)	$73,156

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $293,827,939.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$2,135,672
Gross Unrealized Depreciation	(510,622)
Net Unrealized Appreciation	$1,625,050